Income Tax - Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss carry-forward	$ 1,549,286	$ 50,416	$ 1,340,849
Investment credits	94,932	3,089	44,244
Deductible temporary differences	273,290	8,893	241,249
Unrecognized deferred tax assets	$ 1,917,508	$ 62,398	$ 1,626,342